Lease liabilities and right-of-use assets - Finance lease receivables - Maturity analysis (Details)	Dec. 31, 2022 USD ($)
Finance lease receivables
Sublease receivables	$ 1,201,552
Less than one year
Finance lease receivables
Sublease receivables	648,523
One to five years
Finance lease receivables
Sublease receivables	$ 553,029